Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCE
19.	RELATED PARTY TRANSACTIONS AND BALANCE

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	During the years ended December 31, 2019, 2018 and 2017, the Company purchased from Hangzhou Lianluo, its controlling shareholder, and subsidiary of $42,000, $204 and $3,760, respectively. As of December 31, 2019, the Company reported $42,000 payable to Hangzhou Lianluo and subsidiary.

(2)	During the years ended December 31, 2019, 2018 and 2017, the Company sold equipment of $9,588, $nil and $nil to a related party company in which its previous CEO Mr. Ping Chen holds 51% ownership in, respectively. As of December 31, 2019, the Company reported an outstanding receivable of $10,708 due from the related party company

(3)	On July 1, 2018, the Company leased office premises from Hangzhou Lianluo for a period of 1 year, with an annual rental of $84,447 (RMB580,788). Rental payments charged as expenses in 2019 and 2018 were $35,892 and $39,942, respectively. As of December 31, 2019, the Company reported an outstanding rental payable of $75,834 to Hangzhou Lianluo.

(4)	Short-term borrowing from related party companies:

i) Borrowings from Hangzhou Lianluo

As of December 31, 2019, the loan balance consists of the following from Hangzhou Lianluo:

No.	Principal (USD)	From	To
1	57,320	February 2, 2019	February 1, 2020
2	24,361	March 7, 2019	March 6, 2020
3	85,980	April 8, 2019	April 7, 2020
4	57,320	June 27, 2019	June 26, 2020
5	56,942	July 19, 2019	July 18, 2020
6	12,154	July 22, 2019	July 21, 2020
7	145,854	August 6, 2019	August 6, 2020
8	71,650	May 20, 2019	May 19, 2020
9	419,869	May 21, 2019	May 20, 2020
Total	931,450

During 2019, the Company borrowed $942,500 from Hangzhou Lianluo, repaid $0; the loans are non-interest bearing. In addition, the above loans due at February 1, 2020, March 6 and April 7, 2020 has been extended, interest-free and without specific repayment date, which is based upon both parties' agreement as of the date of this report.

As of December 31, 2018, the loan balance was zero. During 2018, the Company borrowed $3,682,592 carrying an annual interest rate of 5%-8% and was fully settled through debt offset agreement among the Company, Hangzhou Lianluo and DGHKT. Debt offset agreements refer to below iv) Borrowings to DGHKT.

ii) Borrowings from DGHKT

As of December 31, 2019, the loan balance consists of the following from DGHKT, an affiliate of Hangzhou Lianluo:

No.	Principal (USD)	From	To
1	5,000	May 20, 2019	May 19, 2020
2	17,000	November 28, 2019	November 27, 2020
3	6,000	December 5, 2019	December 4, 2020
4	5,000	December 24, 2019	December 23, 2020
Total	33,000

During 2019, the Company borrowed $33,000 interest free, and repaid $0 in principal.

iii) Borrowings from Mr. Ping Chen:

During 2019, the Company borrowed from Mr. Ping Chen, its previous CEO, free of interest to fund its operation. During 2019, 2018 and 2017, the borrowings were $387,182, nil and nil, and Mr. Ping Chen forgave a debt of $143,301 d in 2019. The balances were $243,881, nil and nil as of December 31, 2019, 2018 and 2017, respectively.

iv) Borrowings to DGHKT

On March 15, 2018, the Company entered into a $6 million loan agreement with DGHKT (an affiliate of Hanghzou Lianzhou) for a term of 12 months. The Company also borrowed RMB34.3 million (equivalently $5.20 million) from Hangzhou Lianluo, its principal shareholder.

Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to us of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (equivalent to $5.2 million). As a result, the Company no longer owed or were owed by Hangzhou Lianluo or DGHKT any amount as of December 31, 2018.